Expense Example	Feb. 28, 2025 USD ($)
WHITE OAK SELECT GROWTH FUND | WHITE OAK SELECT GROWTH FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
PIN OAK EQUITY FUND | PIN OAK EQUITY FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
ROCK OAK CORE GROWTH FUND | ROCK OAK CORE GROWTH FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,800
RIVER OAK DISCOVERY FUND | RIVER OAK DISCOVERY FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
RED OAK TECHNOLOGY SELECT FUND | RED OAK TECHNOLOGY SELECT FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
BLACK OAK EMERGING TECHNOLOGY FUND | BLACK OAK EMERGING TECHNOLOGY FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,259